UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.6%				$215,449,031
(Cost $201,373,119)
California 96.6%				215,449,031
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare	6.250	08-01-39	1,000,000	1,067,070
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,193,217
Anaheim Public Financing Authority Series A	5.000	05-01-46	1,000,000	1,121,910
Bay Area Toll Authority San Francisco Bay Area	4.000	04-01-42	2,000,000	2,083,500
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,900
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,500,000	1,608,240
California County Tobacco Securitization Agency Public Improvements	5.250	06-01-21	3,020,000	3,064,515
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500	06-01-33	250,000	253,685
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	2,550,000	2,886,116
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,107,900
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,109,620
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,119,040
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,588,832
California Health Facilities Financing Authority Kaiser Permanente, Series A	5.000	11-01-47	1,000,000	1,268,900
California Health Facilities Financing Authority Lucile Packard Children's Hospital	5.000	08-15-43	1,000,000	1,100,700
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,117,450
California Health Facilities Financing Authority Sutter Health, Series A	5.000	08-15-43	3,000,000	3,372,420
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,547,775
California Municipal Finance Authority Eisenhower Medical Center, Series A	4.000	07-01-42	1,750,000	1,785,490
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	1,200,000	1,332,084
California Municipal Finance Authority Wineville School Project, Series A (A)	5.000	10-01-42	2,000,000	2,202,460
California Pollution Control Financing Authority Calplant I Project, AMT (B)	7.500	07-01-32	1,000,000	973,390
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,877,895
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,159,660
California School Finance Authority Aspire Public Schools (B)	5.000	08-01-46	1,025,000	1,103,105
California School Finance Authority Aspire Public Schools (B)	5.000	08-01-41	2,200,000	2,375,010
California State Public Works Board Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,101,700
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,794,725
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State University College and University Revenue, Series A	5.000	11-01-44	2,000,000	$2,255,340
California Statewide Communities Development Authority American Baptist Homes West	6.250	10-01-39	2,000,000	2,113,240
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,380,000	1,530,572
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	1,500,000	1,657,725
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,046,250
California Statewide Communities Development Authority Kaiser Permanente, Series A	5.000	04-01-42	3,500,000	3,827,390
California Statewide Communities Development Authority Los Angeles Jewish Homes, Series S (A)	5.000	08-01-44	2,625,000	2,937,585
California Statewide Communities Development Authority Redlands Community Hospital OB	5.000	10-01-46	2,000,000	2,182,360
California Statewide Communities Development Authority Redwoods Project (A)	5.375	11-15-44	1,500,000	1,714,110
California Statewide Communities Development Authority Senior Living of Southern California (B)	7.250	11-15-41	1,700,000	1,837,275
California Statewide Communities Development Authority University of California, Irvine Campus	5.000	05-15-47	1,000,000	1,114,600
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,501,400
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,001,680
City of Atwater Wastewater Revenue Series A (A)	5.000	05-01-43	1,000,000	1,122,520
City of Belmont Library Project, Series A (A)	5.750	08-01-24	1,000,000	1,148,090
City of Irvine Community Facilities District	5.000	09-01-49	2,000,000	2,137,020
City of La Verne Brethren Hillcrest Homes	5.000	05-15-36	750,000	788,325
City of Long Beach Alamitos Bay Marina Project, Series 2015	5.000	05-15-45	1,000,000	1,091,390
City of Long Beach District 6-Pike Project	6.250	10-01-26	2,480,000	2,482,182
City of San Clemente Community Facilities District	5.000	09-01-46	1,990,000	2,143,170
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,675,635
City of San Mateo Community Facilities District	5.500	09-01-44	2,000,000	2,181,620
County of Orange Series B	5.750	09-02-33	1,365,000	1,365,000
East Side Union High School District-Santa Clara County 2012 Crossover, GO (A)	5.250	09-01-24	2,500,000	2,986,000
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,711,650
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series B-1	3.950	01-15-53	2,000,000	1,956,160
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	8,250,000	9,237,360
Inland Valley Development Agency Series A	5.000	09-01-44	7,500,000	8,163,075
Lancaster School District School Improvements (A)	1.525(C)	04-01-19	1,730,000	1,701,369
Lancaster School District School Improvements (A)	1.987(C)	04-01-22	1,380,000	1,271,849
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Community Facilities District No: 3 Cascades Business Park	6.400	09-01-22	375,000	$377,216
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	3,000,000	3,363,420
Los Angeles County Regional Financing Authority Montecedro Incorporated Project, Series A (A)	5.000	11-15-44	1,355,000	1,501,828
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,122,460
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,030,400
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000	09-01-33	1,750,000	1,961,943
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,083,155
Norman Y Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,352,110
Northern California Transmission Agency California-Oregon Transmission Project	5.000	05-01-36	2,500,000	2,845,975
Oakland Unified School District/Alameda County Election of 2012, GO	6.625	08-01-38	1,000,000	1,161,210
Oakland Unified School District/Alameda County Series A, GO	5.000	08-01-40	1,500,000	1,683,225
Orange County Community Facilities District Esencia Village, Series A	5.000	08-15-47	2,000,000	2,207,220
Pacifica School District Series C, GO (A)	3.076(C)	08-01-26	1,000,000	771,950
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,209,640
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,134,460
Riverside County Transportation Commission Senior Lien, Series A	5.750	06-01-48	1,000,000	1,109,980
San Bruno Park Elementary School District School Improvements, Series B, GO (A)	1.976(C)	08-01-21	1,015,000	948,335
San Diego County Regional Airport Authority Consol Rental Car Facilities, Series A	5.000	07-01-44	4,925,000	5,482,904
San Diego Public Facilities Financing Authority Series A	5.000	10-15-44	1,000,000	1,120,820
San Diego Unified School District Series I, GO	4.074(C)	07-01-39	1,250,000	526,625
San Diego Unified School District, Election of 1998 Series A, GO (A)	1.987(C)	07-01-21	2,500,000	2,338,900
San Francisco City & County Airports Commission San Francisco International Airport, Series B	5.000	05-01-44	3,390,000	3,770,833
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,251,288
San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,112,180
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	6.625	08-01-39	1,000,000	1,070,830
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	7.000	08-01-41	1,000,000	1,151,270
San Francisco City & County Redevelopment Agency San Francisco Redevelopment Projects, Series B	6.625	08-01-39	700,000	750,092
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.926(C)	01-01-22	6,500,000	6,034,340
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,719,150
San Mateo Foster City School District Election 2015, Series A, GO	4.000	08-01-45	1,875,000	1,941,919
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Mateo Joint Powers Financing Authority Capital Projects Program (A)	5.000	07-01-21	1,815,000	$1,976,354
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-24	5,000,000	5,884,600
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (A)	6.250	07-01-24	5,000,000	5,856,700
Santa Fe Springs Community Development Commission Construction Redevelopment Project, Series A (A)	1.913(C)	09-01-20	1,275,000	1,214,986
Santa Margarita Water District Community Facilities District	5.625	09-01-43	775,000	844,975
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,084,200
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	487,269
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,329,400
Southern California Public Power Authority Series A	5.000	07-01-38	1,000,000	1,131,120
State of California, GO Various Purpose	5.000	04-01-43	3,500,000	3,881,465
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,150,000	1,358,185
Sweetwater Union High School District Election of 2006, Series 2016 B, GO	4.000	08-01-42	500,000	513,655
West Covina Redevelopment Agency Fashion Plaza	6.000	09-01-22	3,390,000	3,697,473
William S Hart Union High School District Community Facilities District	5.000	09-01-47	1,000,000	1,088,720

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.4%				$5,258,000
(Cost $5,258,000)
U.S. Government Agency 1.0%				2,287,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	347,000	347,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	229,000	229,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	588,000	588,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	1,123,000	1,123,000

	Par value^	Value
Repurchase agreement 1.4%		2,971,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $2,371,089 on 3-1-18, collateralized by $2,269,600 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $2,124,680, including interest) and $285,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $293,832, including interest)	2,371,000	2,371,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $600,009 on 3-1-18, collateralized by $590,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $614,525, including interest)	600,000	600,000
Total investments (Cost $206,631,119) 99.0%		$220,707,031
Other assets and liabilities, net 1.0%		2,263,360
Total net assets 100.0%		$222,970,391

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	8.6
California Mortgage Insurance	3.5
Assured Guaranty Municipal Corp.	3.2
Build America Mutual Assurance Company	1.0
Ambac Financial Group, Inc.	0.5
TOTAL	16.8
The fund had the following sector composition as a percentage of net assets on 2-28-18:
General obligation bonds	7.8%
Revenue bonds	88.8%
Health care	17.7%
Facilities	14.7%
Other revenue	13.5%
Transportation	10.3%
Tobacco	9.5%
Development	6.3%
Airport	5.7%
Education	5.4%
Utilities	3.0%
Water and sewer	1.5%
Housing	1.2%
Short-term investments and other	3.4%
TOTAL	100.0%
6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regurly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q3	02/18
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		4/18

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

By:	/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2018